Performance B.6.1 Income tax expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Income tax (charge) credit
Withholding tax	$ (70)		$ (56)		$ (83)
Other income tax relating to the current year	(165)		(106)		(60)
Adjustments in respect of prior years	(39)		(13)		(12)
Current tax expense (income) and adjustments	(274)		(175)		(155)
Deferred tax (charge) credit
Origination and reversal of temporary differences	168		72		95
Effect of change in tax rates	0		29		(5)
Tax income (expense) before valuation allowances	168		101		90
Effect of valuation allowances	(114)		(81)		(15)
Deferred tax expense (income)	54		20		75
Adjustments in respect of prior years	(2)		(3)		8
Deferred tax expense (income) and adjustments	52		17		83
Income Tax Calculation:
Profit before tax	238		728		(252)
Tax at the weighted average statutory rate	(47)		(153)		76
Effect of:
Items taxed at a different rate	37		9		1
Change in tax rates on deferred tax balances	0		29		(5)
Expenditure not deductible and income not taxable	1		83		(99)
Unrelieved withholding tax	(68)		(55)		(83)
Accounting for associates and joint ventures	9		41		42
Movement in deferred tax on unremitted earnings	1		(15)		15
Unrecognized deferred tax assets	(114)		(138)		(23)
Recognition of previously unrecognized deferred tax assets	0		57		8
Adjustments in respect of prior years	(41)		(16)		(4)
Total tax (charge) credit	$ (222)	[1]	$ (158)	[2]	$ (72)	[2]
Weighted average statutory tax rate	19.70%		21.00%		30.20%
Effective tax rate	93.30%		21.70%		(28.60%)
Tax amnesty in one of MIC countries of operation	$ 40
Tax amnesty in one of MIC countries of operation, provided in 2022	34
Discontinued operations
Income Tax Calculation:
Profit before tax	116		$ 3		$ (31)
Tax at the weighted average statutory rate	(27)		(1)		9
Effect of:
Items taxed at a different rate	0		0		0
Change in tax rates on deferred tax balances	0		0		0
Expenditure not deductible and income not taxable	26		(4)		(7)
Unrelieved withholding tax	0		0		0
Accounting for associates and joint ventures	0		0		0
Movement in deferred tax on unremitted earnings	0		0		0
Unrecognized deferred tax assets	(2)		(6)		(4)
Recognition of previously unrecognized deferred tax assets	0		0		0
Adjustments in respect of prior years	0		(20)		(27)
Total tax (charge) credit	(3)		(31)		(29)
Aggregate continuing and discontinued operations
Income Tax Calculation:
Profit before tax	354		731		(283)
Tax at the weighted average statutory rate	(74)		(154)		85
Effect of:
Items taxed at a different rate	37		9		1
Change in tax rates on deferred tax balances	0		29		(5)
Expenditure not deductible and income not taxable	27		79		(106)
Unrelieved withholding tax	(68)		(55)		(83)
Accounting for associates and joint ventures	9		41		42
Movement in deferred tax on unremitted earnings	1		(15)		15
Unrecognized deferred tax assets	(116)		(144)		(27)
Recognition of previously unrecognized deferred tax assets	0		57		8
Adjustments in respect of prior years	(41)		(36)		(31)
Total tax (charge) credit	$ (225)		$ (189)		$ (101)
Weighted average statutory tax rate	20.90%		21.10%		30.00%
Effective tax rate	63.60%		25.90%		(35.70%)
Bottom of range
Effect of:
Weighted average statutory tax rate	10.00%		10.00%		10.00%
Top of range
Effect of:
Weighted average statutory tax rate	35.00%		35.00%		35.00%

[1]	Tigo Guatemala is fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.
[2]	Re-presented for discontinued operations (see note A.4.)